CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,476,732	1,406,135
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	33,674,477	44,664,373
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,711,407	44,675,071
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	23,380,573	19,027,205
Trade receivables [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	23,762,989	19,410,007
Trade receivables [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,507,231	3,228,480
Trade receivables [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	179,115,847	220,297,825
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437	$ 206,447,165	$ 182,128,114
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	23,939,915	38,900,001
Other accounts receivable FVTPL [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,507,231	3,228,480
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,507,231	3,228,480
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	17,032,857	36,642,829
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	17,032,857	36,642,829
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	35,995,562	48,010,223
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Equity financial instruments | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	6,039,115	5,082,574
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	6,039,115	5,082,574
Equity investments | Investment securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,476,732	1,406,135
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,476,732	1,406,135
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,062,259	1,207,157
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	2,041,405	1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,041,405	1,162,909
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	20,854	44,248
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 20,854	$ 44,248